Net Income Per Unit Basic (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net Income Per Unit (Abstract)
Partnership's net income	$ 64,332	$ 6,595
Less:
Partnership's net income available to preferred unit holders	10,540	4,159
General Partner's interest in Partnership's net income	1,076	49
Denominators
Weighted average number of common units outstanding, basic	68,385,001	68,186,476
Net income per common unit
Basic	$ 0.76	$ 0.03
Basic [Member]
Net Income Per Unit (Abstract)
Partnership's net income	64,332	6,595
Less:
Partnership's net income available to preferred unit holders	10,540	4,159
General Partner's interest in Partnership's net income	1,076	49
Partnership's net income allocable to unvested units	750	41
Partnership's net income available to common unit holders	$ 51,966	$ 2,346
Denominators
Weighted average number of common units outstanding, basic	68,385,001	68,186,476
Net income per common unit
Basic	$ 0.76	$ 0.03